                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ] Amendment Number: ______________

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker               Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management,
       L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:


/s/ Patrick P. Walker                      Dallas, Texas        August 14, 2009
-------------------------------------   -------------------   ------------------
            (Signature)                    (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:             4
Form 13F Information Table Value Total:        $2,668
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                           FORM 13F Information Table

       Column 1:           Column 2:   Column 3:  Column 4:           Column 5:         Column 6: Column 7:      Column 8:
----------------------- -------------- --------- ----------- ------------------------- ---------- --------- -------------------
                                                 Fair Market Shares or                                        Voting Authority
                           Title of      CUSIP      Value    Principal                 Investment   Other   -------------------
     Name of Issuer         Class        Number  (x $1,000)   Amount   SH/PRN Put/Call Discretion  Managers   Sole  Shared None
----------------------- -------------- --------- ----------- --------- ------ -------- ---------- --------- ------- ------ ----
ALANCO TECHNOLOGIES INC CL A NO PV NEW 011612603       20      47,954    SH               SOLE       --      47,954    0     0
DOT HILL SYS CORP            COM       25848T109      313     396,400    SH               SOLE       --     396,400    0     0
LIMCO PIEDMONT INC           COM       53261T109    1,546     508,500    SH               SOLE       --     508,500    0     0
RESPONSE GENETICS INC        COM       76123U105      789     626,475    SH               SOLE       --     626,475    0     0